Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

4. Commitments and Contingencies

Operating Leases

The Company leases its facilities under non-cancelable operating lease agreements. The majority of these agreements include a renewal option, and/or require the Company to pay taxes, insurance, and maintenance costs. Certain of these facility leases contain predetermined fixed escalations of the minimum rentals, and the Company recognizes expense for these leases on a straight-line basis. The difference between the recognized rental expense and amounts payable under the lease is recorded as deferred rent, which is included in accrued expenses and other liabilities on the accompanying condensed consolidated balance sheets.

Rent expense under all operating leases was approximately $1.2 million for the six months ended June 30, 2017, and $1.9 million for the six months ended June 30, 2018.

Indemnification Arrangements

In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to customers, business partners and other parties with respect to certain matters, including, losses arising out of the breach of such agreements, intellectual property infringement claims made by third parties, and other liabilities with respect to our products and services and business. In these circumstances, payment may be conditional on the other party making a claim pursuant to the procedures specified in a particular contract.

The Company includes service level commitments to its cloud customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits in the event that it fails to meet those levels. To date, the Company has not incurred any material costs as a result of these commitments and we expect the time between any potential claims and issuance of the credits to be short. As a result, the Company has not accrued any liabilities related to these commitments in our condensed consolidated financial statements.

Litigation Claims and Assessments

The Company is subject to claims and suits that may arise from time to time in the ordinary course of business. In addition, some legal actions, claims and governmental inquiries may be instituted or asserted in the future against us and our subsidiaries. Although the outcome of our legal proceedings cannot be predicted with certainty and no assurances can be provided, based upon current information, we do not believe the liabilities, if any, which may ultimately result from the outcome of such matters, individually or in the aggregate, will have a material adverse impact on our financial statements.

7. Commitments and Contingencies

Operating Leases

The Company leases its facilities under non-cancelable operating lease agreements. The majority of these agreements include a renewal option, and/or require the Company to pay taxes, insurance, and maintenance costs, which are not included in the table below. Certain of these facility leases contain predetermined fixed escalations of the minimum rentals, and the Company recognizes expense for these leases on a straight-line basis. The difference between the recognized rental expense and amounts payable under the lease is recorded as deferred rent on the consolidated balance sheets.

Future minimum annual lease payments under these non-cancelable operating leases, inclusive of sublease proceeds, as of December 31, 2017 are as follows:

(In thousands)
Year ending December 31,
2018	$2,785
2019	3,004
2020	4,445
2021	4,997
2022	4,921
Thereafter	32,127

Total minimum lease payments	$52,279

Rent expense under all operating leases was approximately $1.5 million, $1.8 million and $2.9 million, for the years ended December 31, 2015, 2016 and 2017, respectively. The Company had a deferred rent balance of approximately $0.2 million and $1.4 million as of December 31, 2016 and 2017, which is included in accrued expenses and other liabilities on the accompanying balance sheets.

Indemnification Arrangements

In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to customers, business partners and other parties with respect to certain matters, including, losses arising out of the breach of such agreements, intellectual property infringement claims made by third parties, and other liabilities with respect to our products and services and business. In these circumstances, payment may be conditional on the other party making a claim pursuant to the procedures specified in a particular contract.

The Company includes service level commitments to our cloud customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits in the event that we fail to meet those levels. To date, the Company has not incurred any material costs as a result of these commitments and we expect the time between any potential claims and issuance of the credits to be short. As a result, we have not accrued any liabilities related to these commitments in our consolidated financial statements.

Litigation Claims and Assessments

The Company is subject to claims and suits that may arise from time to time in the ordinary course of business. In addition, some legal actions, claims and governmental inquiries may be instituted or asserted in the future against us and our subsidiaries. Although the outcome of our legal proceedings cannot be predicted with certainty and no assurances can be provided, based upon current information, we do not believe the liabilities, if any, which may ultimately result from the outcome of such matters, individually or in the aggregate, will have a material adverse impact on our financial statements.